UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement |_| adds new holding
                                   entries.

Institutional Manager Filing this Report:

Name: Oskie Capital Management, LLC

Address:  10 East 53rd Street
          31st Floor
          New York, New York  10022

13F File Number: 028-14731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Fazzari
Title:  Chief Financial Officer
Phone:  (646) 470-7279


Signature, Place and Date of Signing:

  /s/ Michael Fazzari          New York, New York           November 14, 2012
-----------------------     ------------------------     -----------------------
      [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        45

Form 13F Information Table Value Total:  $312,423
                                         (thousands)

List of Other Included Managers:

No.              Form 13F File Number              Name

None.

                                                     FORM 13F INFORMATION TABLE
                                                   Oskie Capital Management, LLC
                                                         September 30, 2012
COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8

                                                             VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (x1000)    PRN AMT   PRN  CALL  DISCRETION  MNGRS    SOLE    SHARED NONE
----------------------------  ----------------  ---------   -------   ---------  ---  ----  ----------  -----  --------- ------ ----
ACCURIDE CORP NEW              COM NEW          00439T206    2,641      566,833   SH           SOLE     NONE     566,833
AMERICAN INTL GROUP INC        COM NEW          026874784    5,951      181,500   SH           SOLE     NONE     181,500
BANK OF AMERICA CORPORATION    COM              060505104    4,900      554,972   SH           SOLE     NONE     554,972
BANK OF AMERICA CORPORATION    COM              060505104      883      100,000       CALL     SOLE     NONE     100,000
BANK OF AMERICA CORPORATION    COM              060505104    4,680      530,000       CALL     SOLE     NONE     530,000
BANK OF AMERICA CORPORATION   *W EXP 01/16/201  060505146    1,187      336,225   SH           SOLE     NONE     336,225
CANADIAN PAC RY LTD            COM              13645T100    6,208       74,894   SH           SOLE     NONE      74,894
CBS CORP NEW                   CL B             124857202    2,943       81,000   SH           SOLE     NONE      81,000
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    5,018       66,857   SH           SOLE     NONE      66,857
CITIGROUP INC                 *W EXP 01/04/201  172967226    1,723    4,655,556   SH           SOLE     NONE   4,655,556
CITIGROUP INC                  COM NEW          172967424    7,591      231,985   SH           SOLE     NONE     231,985
COMPUTER SCIENCES CORP         COM              205363104    4,960      154,000   SH           SOLE     NONE     154,000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    3,488       53,000   SH           SOLE     NONE      53,000
EXPRESS SCRIPTS HLDG CO        COM              30219G108    7,916      126,386   SH           SOLE     NONE     126,386
FIESTA RESTAURANT GROUP INC    COM              31660B101    5,871      369,914   SH           SOLE     NONE     369,914
FORD MTR CO DEL                COM PAR $0.01    345370860   13,804    1,400,000       CALL     SOLE     NONE   1,400,000
FOSTER WHEELER AG              COM              H27178104    3,211      134,000   SH           SOLE     NONE     134,000
GENERAL MTRS CO               *W EXP 07/10/201  37045V118    2,097      152,147   SH           SOLE     NONE     152,147
GENERAL MTRS CO               *W EXP 07/10/201  37045V126    2,671      323,381   SH           SOLE     NONE     323,381
INTERXION HOLDING N.V          SHS              N47279109    4,499      198,000   SH           SOLE     NONE     198,000
ISHARES TR                     RUSSELL 2000     464287655    8,344      100,000       PUT      SOLE     NONE     100,000
ISHARES TR                     RUSSELL 2000     464287655   16,688      200,000       PUT      SOLE     NONE     200,000
ISHARES TR                     RUSSELL 2000     464287655   16,688      200,000       PUT      SOLE     NONE     200,000
ISHARES TR                     RUSSELL 2000     464287655   58,408      700,000       PUT      SOLE     NONE     700,000
JPMORGAN CHASE & CO            COM              46625H100    7,710      190,475   SH           SOLE     NONE     190,475
LEAR CORP                      COM NEW          521865204    6,111      161,700   SH           SOLE     NONE     161,700
MBIA INC                       COM              55262C100    1,844      182,000   SH           SOLE     NONE     182,000
MEADWESTVACO CORP              COM              583334107    6,464      211,238   SH           SOLE     NONE     211,238
MEDCATH CORP                   COM              58404W109    7,898    1,017,727   SH           SOLE     NONE   1,017,727
MONSTER BEVERAGE CORP          COM              611740101    3,190       59,000   SH           SOLE     NONE      59,000
MORGAN STANLEY                 COM NEW          617446448    3,767      225,000   SH           SOLE     NONE     225,000
NAVISTAR INTL CORP NEW         COM              63934E108      949       45,000       CALL     SOLE     NONE      45,000
NAVISTAR INTL CORP NEW         COM              63934E108    1,055       50,000       CALL     SOLE     NONE      50,000
SCHLUMBERGER LTD               COM              806857108    3,110       43,000   SH           SOLE     NONE      43,000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   14,397      100,000       PUT      SOLE     NONE     100,000
SPDR S&P 500 ETF TR            TR UNIT          78462F103   28,794      200,000       PUT      SOLE     NONE     200,000
SUNCOKE ENERGY INC             COM              86722A103    8,624      535,000   SH           SOLE     NONE     535,000
TRONOX LTD                     SHS CL A         Q9235V101      990       43,725   SH           SOLE     NONE      43,725
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106    3,632       83,100   SH           SOLE     NONE      83,100
TYSON FOODS INC                CL A             902494103    1,602      100,000       CALL     SOLE     NONE     100,000
TYSON FOODS INC                CL A             902494103    2,403      150,000       CALL     SOLE     NONE     150,000
TYSON FOODS INC                CL A             902494103    2,403      150,000       CALL     SOLE     NONE     150,000
VIACOM INC NEW                 CL B             92553P201    4,877       91,000   SH           SOLE     NONE      91,000
VISTEON CORP                   COM NEW          92839U206    3,855       86,711   SH           SOLE     NONE      86,711
WABCO HLDGS INC                COM              92927K102    6,379      110,611   SH           SOLE     NONE     110,611





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